Loans and Obligations - Summary of Convertible Preferred Shares (Detail) - BRL (R$) R$ in Thousands			12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Changes In Convertible Preferred Shares [Line Items]
Net foreign exchange loss/(gain)			R$ (33)	R$ (472)	R$ (372)
Closing balance December 31, 2023	R$ 431,333	R$ 0	431,334	R$ 0
Convertible Preferred Shares [Member]
Disclosure Of Changes In Convertible Preferred Shares [Line Items]
Fair value of the convertible preferred shares, net of transaction costs			439,651
Net foreign exchange loss/(gain)			(16,513)
Interest expense			8,195
Closing balance December 31, 2023			431,333
Current	6,993		6,993
Non-current	R$ 424,340		R$ 424,340